UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q/A

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22767

First Trust Exchange-Traded Fund VII
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400 Wheaton, IL 60187
(Address of principal executive offices)

W. Scott Jardine, Esq. First Trust Portfolios L.P. 120 East Liberty Drive, Suite 400 Wheaton, IL 60187
(Name and address of agent for service)

Registrant's telephone number, including area code: 630-765-8000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

First Trust Global Tactical Commodity Strategy Fund (FTGC)
Consolidated Portfolio of Investments
September 30, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS – 85.6%
$35,000,000	U.S. Treasury Bill (a)	(b)	10/11/2018	$34,980,155
10,000,000	U.S. Treasury Bill (a)	(b)	10/25/2018	9,986,158
15,000,000	U.S. Treasury Bill (a)	(b)	11/01/2018	14,973,424
32,000,000	U.S. Treasury Bill (a)	(b)	11/15/2018	31,916,950
30,000,000	U.S. Treasury Bill (a)	(b)	12/06/2018	29,883,263
10,000,000	U.S. Treasury Bill (a)	(b)	12/13/2018	9,956,986
25,000,000	U.S. Treasury Bill (a)	(b)	12/20/2018	24,882,014
16,000,000	U.S. Treasury Bill (a)	(b)	01/10/2019	15,902,703
18,000,000	U.S. Treasury Bill (a)	(b)	01/24/2019	17,873,500
	Total U.S. Treasury Bills			190,355,153
	(Cost $190,365,631)

Shares	Description	Value
MONEY MARKET FUNDS – 4.5%
10,000,000	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.93% (c)	10,000,000
	(Cost $10,000,000)
	Total Investments – 90.1%	200,355,153
	(Cost $200,365,631) (d)
	Net Other Assets and Liabilities – 9.9%	22,124,883
	Net Assets – 100.0%	$222,480,036
The following futures contracts of the Fund’s wholly-owned subsidiary were open at September 30, 2018 (see Note 2B - Futures Contracts in the Notes to Consolidated Portfolio of Investments):
Futures Contracts Long:	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)/ Value
Brent Crude Futures	174	$14,395,020	Oct–18	$1,365,607
Cattle Feeder Futures	67	5,294,675	Nov–18	34,349
Cocoa Futures	378	7,775,460	Dec–18	(645,697)
Coffee “C” Futures	46	1,767,263	Dec–18	(30,995)
Copper Futures	252	17,671,500	Dec–18	686,382
Corn Futures	387	6,893,437	Dec–18	8,291
Cotton No. 2 Futures	274	10,462,690	Dec–18	(1,049,149)
Gasoline RBOB Futures	34	2,978,380	Oct–18	211,770
Gasoline RBOB Futures	64	5,579,482	Nov–18	444,821
Gasoline RBOB Futures	31	2,700,478	Dec–18	161,785
Gold 100 Oz. Futures	127	15,191,740	Dec–18	(425,974)
KC HRW Wheat Futures	283	7,234,187	Dec–18	(540,207)
Lean Hogs Futures	204	4,726,680	Dec–18	5,379
Live Cattle Futures	255	12,122,700	Dec–18	95,562
LME Lead Futures	87	4,427,756	Dec–18	(10,331)
LME Nickel Futures	56	4,230,912	Dec–18	47,694
LME Primary Aluminum Futures	58	3,009,475	Dec–18	55,006
LME Zinc Futures	128	8,390,400	Dec–18	577,600
Low Sulphur Gasoil “G” Futures	61	4,417,925	Nov–18	216,836
Low Sulphur Gasoil “G” Futures	64	4,616,000	Dec–18	236,171
Low Sulphur Gasoil “G” Futures	64	4,604,800	Jan–19	234,775
Natural Gas Futures	217	6,527,360	Nov–18	96,732
NY Harbor ULSD Futures	31	3,057,747	Oct–18	176,368
NY Harbor ULSD Futures	47	4,644,032	Nov–18	347,546
NY Harbor ULSD Futures	43	4,254,214	Dec–18	203,226
Platinum Futures	44	1,809,280	Jan–19	(15,016)
Silver Futures	168	12,358,080	Dec–18	14,193
See Notes to Consolidated Portfolio of Investments

First Trust Global Tactical Commodity Strategy Fund (FTGC)
Consolidated Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Futures Contracts Long (Continued):	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)/ Value
Soybean Futures	83	$3,508,825	Nov–18	$(63,837)
Soybean Meal Futures	508	15,697,200	Dec–18	(1,380,400)
Soybean Oil Futures	61	1,061,034	Dec–18	(2,772)
Sugar #11 (World) Futures	557	6,987,008	Feb–19	(301,204)
WTI Crude Futures	61	4,468,250	Oct–18	345,207
WTI Crude Futures	43	3,141,580	Nov–18	267,426
WTI Crude Futures	43	3,134,270	Dec–18	268,647
	Total	$219,139,840		$1,635,791

(a)	All or a portion of this security is segregated as collateral for open futures contracts.
(b)	Zero coupon bond.
(c)	Rate shown reflects yield as of September 30, 2018.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $6,102,063 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,476,750. The net unrealized appreciation was $1,625,313. The amounts presented are inclusive of derivative contracts.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Consolidated Portfolio of Investments):
ASSETS TABLE
	Total Value at 9/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$ 190,355,153	$ —	$ 190,355,153	$ —
Money Market Funds	10,000,000	10,000,000	—	—
Total Investments	200,355,153	10,000,000	190,355,153	—
Futures Contracts	6,101,373	6,101,373	—	—
Total	$ 206,456,526	$ 16,101,373	$ 190,355,153	$—
LIABILITIES TABLE
	Total Value at 9/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ (4,465,582)	$ (4,465,582)	$ —	$ —
See Notes to Consolidated Portfolio of Investments

Notes to Consolidated Portfolio of Investments
First Trust Global Tactical Commodity Strategy Fund (FTGC)
September 30, 2018 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund VII (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on November 6, 2012, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust consists of two funds that are currently offering shares. This report covers the First Trust Global Tactical Commodity Strategy Fund (the “Fund”), a non-diversified series of the Trust, which trades under the ticker FTGC on The Nasdaq Stock Market LLC (“Nasdaq”) and commenced operations on October 22, 2013.
The Fund is an actively managed exchange-traded fund. The investment objective of the Fund is to seek to provide total return by providing investors with commodity exposure while seeking a relatively stable risk profile. Under normal market conditions, the Fund, through a wholly-owned subsidiary of the Fund, FT Cayman Subsidiary II (the “Subsidiary”), organized under the laws of the Cayman Islands, invests in a portfolio of commodity futures contracts and exchange-traded commodity linked instruments (collectively, “Commodities Instruments”). The Fund will not invest directly in Commodities Instruments. The Fund seeks to gain exposure to these investments exclusively by investing in the Subsidiary. The Fund’s investment in the Subsidiary may not exceed 25% of the Fund’s total assets at the end of each fiscal quarter. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”
2. Valuation and Investment Practices
The Consolidated Portfolio of Investments includes the accounts of the Subsidiary.
A. Portfolio Valuation
The Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Consolidated Portfolio of Investments. The Fund’s investments are valued as follows:
Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
U.S. Treasuries are fair valued on the basis of valuations provided by a third-party pricing service approved by the Trust’s Board of Trustees.
Shares of open-end funds are valued at fair value which is based on NAV per share.
If the Fund’s investments are not able to be priced by their pre-established pricing methods, such investments may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. A variety of factors may be considered in determining the fair value of such investments.
Valuing the Fund’s holdings using fair value pricing will result in using prices for those holdings that may differ from current market valuations. The Subsidiary’s holdings will be valued in the same manner as the Fund’s holdings.

Notes to Consolidated Portfolio of Investments (Continued)
First Trust Global Tactical Commodity Strategy Fund (FTGC)
September 30, 2018 (Unaudited)
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of September 30, 2018, is included with the Fund’s Consolidated Portfolio of Investments.
B. Futures Contracts
The Fund, through the Subsidiary, may purchase and sell exchange-listed commodity contracts. When the Subsidiary purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity) at a specified future date. When the Subsidiary sells or shorts a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity) at a specified future date. The price at which the purchase and sale will take place is fixed when the Subsidiary enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation. Margin deposits are posted as collateral with the clearing broker and, in turn, with the exchange clearing corporation.
Exchange-listed commodity futures contracts are generally based upon commodities within the six principal commodity groups: energy, industrial metals, agriculture, precious metals, foods and fibers, and livestock. The price of a commodity futures contract will reflect the storage costs of purchasing the physical commodity. These storage costs include the time value of money invested in the physical commodity plus the actual costs of storing the commodity less any benefits from ownership of the physical commodity that are not obtained by the holder of a futures contract (this is sometimes referred to as the “convenience yield”). To the extent that these storage costs change for an underlying commodity while the Subsidiary is in a long position on that commodity, the value of the futures contract may change proportionately.
Upon entering into a futures contract, the Subsidiary must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily. This daily fluctuation in value of the contracts is also known as variation margin.
When the Subsidiary purchases or sells a futures contract, the Subsidiary is required to collateralize its position in order to limit the risk associated with the use of leverage and other related risks. To collateralize its position, the Subsidiary segregates assets consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the unrealized depreciation of the futures contract or otherwise collateralize its position in a manner consistent with the 1940 Act or the 1940 Act Rules and SEC interpretations thereunder. As the Subsidiary continues to engage in the described securities trading practices and properly segregates assets, the segregated assets will function as a practical limit on the amount of leverage which the Subsidiary may undertake and on the potential increase in the speculative character of the Subsidiary’s outstanding portfolio investments. Additionally, such segregated assets generally ensure the availability of adequate funds to meet the obligations of the Subsidiary arising from such investment activities.

Notes to Consolidated Portfolio of Investments (Continued)
First Trust Global Tactical Commodity Strategy Fund (FTGC)
September 30, 2018 (Unaudited)
C. Cash
The Fund holds assets equal to or greater than the full notional exposure of the futures contracts. These assets may consist of cash and other short-term securities to comply with SEC guidance with respect to coverage of futures contracts by registered investment companies.
D. Investment Transactions
Investment transactions are recorded as of the trade date. Realized gains and losses from investment transactions are recorded on the identified cost basis.
3. Derivative Transactions
During the fiscal year-to-date period (January 1, 2018 through September 30, 2018), the notional value of futures contracts opened and closed were $1,243,856,069 and $1,207,442,168, respectively.

First Trust Alternative Absolute Return Strategy ETF (FAAR)
Consolidated Portfolio of Investments
September 30, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS – 76.6%
$1,000,000	U.S. Treasury Bill (a)	(b)	10/11/2018	$999,433
1,500,000	U.S. Treasury Bill (a)	(b)	10/11/2018	1,499,149
3,000,000	U.S. Treasury Bill (a)	(b)	10/25/2018	2,995,848
500,000	U.S. Treasury Bill (a)	(b)	11/01/2018	499,114
500,000	U.S. Treasury Bill (a)	(b)	11/15/2018	498,702
1,000,000	U.S. Treasury Bill (a)	(b)	11/15/2018	997,405
1,000,000	U.S. Treasury Bill (a)	(b)	12/06/2018	996,109
2,500,000	U.S. Treasury Bill (a)	(b)	12/13/2018	2,489,246
1,000,000	U.S. Treasury Bill (a)	(b)	12/20/2018	995,281
3,000,000	U.S. Treasury Bill (a)	(b)	01/10/2019	2,981,757
500,000	U.S. Treasury Bill (a)	(b)	01/24/2019	496,486
	Total U.S. Treasury Bills			15,448,530
	(Cost $15,449,521)

Shares	Description	Value
MONEY MARKET FUNDS – 7.4%
1,500,000	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.93% (c)	1,500,000
	(Cost $1,500,000)
	Total Investments – 84.0%	16,948,530
	(Cost $16,949,521) (d)
	Net Other Assets and Liabilities – 16.0%	3,226,473
	Net Assets – 100.0%	$20,175,003
The following futures contracts of the Fund’s wholly-owned subsidiary were open at September 30, 2018 (see Note 2B - Futures Contracts in the Notes to Consolidated Portfolio of Investments):
Futures Contracts Long:	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)/ Value
Brent Crude Futures	17	$1,406,410	Oct–18	$107,393
Copper Futures	6	420,750	Dec–18	16,612
Gasoline RBOB Futures	2	175,199	Oct–18	10,324
Gasoline RBOB Futures	7	610,256	Nov–18	51,138
Gasoline RBOB Futures	5	435,561	Dec–18	20,070
Gold 100 Oz Futures	1	119,620	Dec–18	(1,370)
KC HRW Wheat Futures	23	587,938	Dec–18	(50,063)
LME Zinc Futures	3	196,650	Dec–18	13,538
Low Sulphur Gasoil “G” Futures	7	504,875	Dec–18	26,275
NY Harbor ULSD Futures	1	98,809	Nov–18	3,289
NY Harbor ULSD Futures	1	98,935	Dec–18	4,523
Platinum Futures	8	328,960	Jan–19	(3,355)
Silver Futures	1	73,560	Dec–18	2,035
Soybean Meal Futures	24	741,600	Dec–18	(34,321)
WTI Crude Futures	4	293,000	Oct–18	24,968
WTI Crude Futures	5	365,300	Nov–18	32,039
WTI Crude Futures	4	291,560	Dec–18	24,990
		$6,748,983		$248,085
Futures Contracts Short:
Cattle Feeder Futures	1	(79,088)	Oct–18	(4,288)
Cattle Feeder Futures	3	(237,075)	Nov–18	(6,000)
Cocoa Futures	29	(596,530)	Dec–18	35,990
Coffee “C” Futures	59	(2,266,706)	Dec–18	67,617
Corn Futures	56	(997,500)	Dec–18	20,325
See Notes to Consolidated Portfolio of Investments

First Trust Alternative Absolute Return Strategy ETF (FAAR)
Consolidated Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Futures Contracts Short (Continued):	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)/ Value
Cotton No. 2 Futures	22	$(840,070)	Dec–18	$46,924
Lean Hogs Futures	30	(695,100)	Dec–18	(8,598)
Live Cattle Futures	4	(190,160)	Dec–18	(2,180)
LME Lead Futures	4	(203,575)	Dec–18	(2,275)
LME Nickel Futures	3	(226,656)	Dec–18	1,722
LME Primary Aluminum Futures	6	(311,325)	Dec–18	(1,500)
Natural Gas Futures	7	(210,560)	Nov–18	(12,650)
Soybean Futures	14	(591,850)	Nov–18	23,369
Soybean Oil Futures	57	(991,458)	Dec–18	(25,553)
Sugar #11 (World) Futures	95	(1,191,680)	Feb–19	19,659
Wheat (CBT) Futures	23	(585,350)	Dec–18	54,988
		$(10,214,683)		$207,550
	Total	$(3,465,700)		$455,635

(a)	All or a portion of this security is segregated as collateral for open futures contracts.
(b)	Zero coupon bond.
(c)	Rate shown reflects yield as of September 30, 2018.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $607,807 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $153,163. The net unrealized appreciation was $454,644. The amounts presented are inclusive of derivative contracts.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Consolidated Portfolio of Investments):
ASSETS TABLE
	Total Value at 9/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$ 15,448,530	$ —	$ 15,448,530	$ —
Money Market Funds	1,500,000	1,500,000	—	—
Total Investments	16,948,530	1,500,000	15,448,530	—
Futures Contracts	607,788	607,788	—	—
Total	$ 17,556,318	$ 2,107,788	$ 15,448,530	$—
LIABILITIES TABLE
	Total Value at 9/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ (152,153)	$ (152,153)	$ —	$ —
See Notes to Consolidated Portfolio of Investments

Notes to Consolidated Portfolio of Investments
First Trust Alternative Absolute Return Strategy ETF (FAAR)
September 30, 2018 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund VII (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on November 6, 2012, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust consists of two funds that are currently offering shares. This report covers the First Trust Alternative Absolute Return Strategy ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker FAAR on The Nasdaq Stock Market LLC (“Nasdaq”) and commenced operations on May 18, 2016.
The Fund is an actively managed exchange-traded fund. The investment objective of the Fund is to seek to provide investors with long-term total return. Under normal market conditions, the Fund, through a wholly-owned subsidiary of the Fund, FT Cayman Subsidiary III (the “Subsidiary”), organized under the laws of the Cayman Islands, invests in a portfolio of commodity futures contracts (“Commodities Futures”). The Fund does not invest directly in Commodities Futures. The Fund gains exposure to these investments exclusively by investing in the Subsidiary. The Fund’s investment in the Subsidiary may not exceed 25% of the Fund’s total assets at the end of each fiscal quarter. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”
2. Valuation and Investment Practices
The Consolidated Portfolio of Investments includes the accounts of the Subsidiary.
A. Portfolio Valuation
The Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Consolidated Portfolio of Investments. The Fund’s investments are valued as follows:
Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
U.S. Treasuries are fair valued on the basis of valuations provided by a third-party pricing service approved by the Trust’s Board of Trustees.
Shares of open-end funds are valued at fair value which is based on NAV per share.
If the Fund’s investments are not able to be priced by their pre-established pricing methods, such investments may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. A variety of factors may be considered in determining the fair value of such investments.
Valuing the Fund’s holdings using fair value pricing will result in using prices for those holdings that may differ from current market valuations. The Subsidiary’s holdings will be valued in the same manner as the Fund’s holdings.

Notes to Consolidated Portfolio of Investments (Continued)
First Trust Alternative Absolute Return Strategy ETF (FAAR)
September 30, 2018 (Unaudited)
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of September 30, 2018, is included with the Fund’s Consolidated Portfolio of Investments.
B. Futures Contracts
The Fund, through the Subsidiary, may purchase and sell exchange-listed commodity contracts. When the Subsidiary purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity) at a specified future date. When the Subsidiary sells or shorts a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity) at a specified future date. The price at which the purchase and sale will take place is fixed when the Subsidiary enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation. Margin deposits are posted as collateral with the clearing broker and, in turn, with the exchange clearing corporation.
Exchange-listed commodity futures contracts are generally based upon commodities within the six principal commodity groups: energy, industrial metals, agriculture, precious metals, foods and fibers, and livestock. The price of a commodity futures contract will reflect the storage costs of purchasing the physical commodity. These storage costs include the time value of money invested in the physical commodity plus the actual costs of storing the commodity less any benefits from ownership of the physical commodity that are not obtained by the holder of a futures contract (this is sometimes referred to as the “convenience yield”). To the extent that these storage costs change for an underlying commodity while the Subsidiary is in a long position on that commodity, the value of the futures contract may change proportionately.
Upon entering into a futures contract, the Subsidiary must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily. This daily fluctuation in value of the contracts is also known as variation margin.
When the Subsidiary purchases or sells a futures contract, the Subsidiary is required to collateralize its position in order to limit the risk associated with the use of leverage and other related risks. To collateralize its position, the Subsidiary segregates assets consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the unrealized depreciation of the futures contract or otherwise collateralize its position in a manner consistent with the 1940 Act or the 1940 Act Rules and SEC interpretations thereunder. As the Subsidiary continues to engage in the described securities trading practices and properly segregates assets, the segregated assets will function as a practical limit on the amount of leverage which the Subsidiary may undertake and on the potential increase in the speculative character of the Subsidiary’s outstanding portfolio investments. Additionally, such segregated assets generally ensure the availability of adequate funds to meet the obligations of the Subsidiary arising from such investment activities.

Notes to Consolidated Portfolio of Investments (Continued)
First Trust Alternative Absolute Return Strategy ETF (FAAR)
September 30, 2018 (Unaudited)
C. Cash
The Fund holds assets equal to or greater than the full notional exposure of the futures contracts. These assets may consist of cash and other short-term securities to comply with SEC guidance with respect to coverage of futures contracts by registered investment companies.
D. Investment Transactions
Investment transactions are recorded as of the trade date. Realized gains and losses from investment transactions are recorded on the identified cost basis.
3. Derivative Transactions
During the fiscal year-to-date period (January 1, 2018 through September 30, 2018), the notional value of futures contracts opened and closed were $71,061,327 and $61,072,652, respectively.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Trust Exchange-Traded Fund VII

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)

Date:	November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	November 29, 2018

By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	November 29, 2018